ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2017
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of revenue recognized from government sources		90.00%
Penalty for service contract non performance	$ 50,000	$ 50,000
Percentage of reserve for patient care receivables	1.50%	1.50%
Allowance for doubtful accounts	$ 1,204,000	$ 1,298,000	$ 177,000
Accounts receivable, net of allowance	2,915,000	6,289,000	2,145,000
Other liabilities	1,085,000	1,131,000	1,629,000
Lease deposit liability		500,000
Prepaid expenses and other	500,000	700,000	$ 500,000
Decrease in Prepaid expenses and other	200,000
Antidilutive securities	$ 0	$ 0
Effective income tax rate reconciliation		21.00%	21.00%	21.00%	35.00%
Weighted average discount rate	3.85%	7.98%
Other Nonoperating Income (Expense) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Disposal group including discontinued operation escheatment liabilities		$ 2,400,000
Accrued Liabilities [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Escheatment liabilities	$ 800,000	$ 800,000
Share-Based Payment Arrangement, Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Antidilutive securities contractual terms	1 year 3 months 18 days	1 year 6 months
Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Antidilutive securities contractual terms	1 year 7 months 6 days	1 year 10 months 24 days
Directors And Officers [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Decrease in Prepaid expenses and other		$ 200,000
Lease Related Intangible Asset [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Remaining amortization period		7 years
Intangible Assets Bed Licenses [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Remaining amortization period		24 years
Wellington Lease Termination [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Allowance for doubtful accounts		$ 1,300,000	$ 200,000